Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 646,828	$ 367,697	$ 1,794,385	$ 963,967	$ 1,530,223	$ 437,887
Cost of revenue	196,535	102,779	553,467	445,814	653,256	287,750
Gross profit	450,294	264,919	1,240,919	518,153	876,967	150,137
Operating expenses
Advertising and marketing	93,227	80,892	349,675	216,389	317,796	133,451
Professional fees	161,628	143,117	626,411	735,186	886,651	966,974
Officer compensation	22,500	22,500	67,500	67,500	90,000	563,072
Depreciation and amortization expense	98,667	39,682	213,170	101,584	152,739	40,058
Investor relations	2,250	32,749	6,750	127,633	190,382	100,496
General and administrative-related party						8,116,269
General and administrative	147,084	107,638	557,527	339,532	424,258	149,374
Total operating expenses	525,356	426,578	1,821,033	1,587,824	2,061,826	10,069,694
Other income (expense)
Interest expense	(1,657,600)	(1,183,166)	(4,858,406)	(3,454,874)	(4,403,774)	(2,724,351)
Gain on derivative financial instruments	964	876	3,889	10,482	13,498	3,744
Settlement of lawsuit						(231,109)
Gain on settlement of debt			2,463
Impairment of goodwill	(4,125,460)		(4,125,460)
Loss from continuing operations	(5,857,159)	(1,343,949)	(9,557,629)	(4,514,062)	(5,575,135)	(12,871,273)
Discontinued operations:
Gain on sale of discontinued operations		(434)		(350)	68,313	(13,207)
Loss from discontinued operations		(434)		(350)	68,313	(13,207)
Net loss	$ (5,857,159)	$ (1,344,383)	$ (9,557,629)	$ (4,514,412)	$ (5,506,822)	$ (12,884,480)
Basic and diluted earnings (loss) per share from:
Continuing operations - Basic (in Dollars per share)	$ (0.47)	$ (0.11)	$ (0.77)	$ (0.37)	$ (0.46)	$ (1.12)
Discontinued operations - Basic (in Dollars per share)					0.01
Net loss per common share, basic (in Dollars per share)	$ (0.47)	$ (0.11)	$ (0.77)	$ (0.37)	$ (0.45)	$ (1.12)
Weighted average number of common shares outstanding, basic (in Shares)	12,443,938	12,032,466	12,443,938	12,187,004	12,219,502	11,482,399